Deposits and Other Receivables (Details Textual) ¥ in Millions	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2011 USD ($)
Deposits and other receivables (Textual)
Cancellation of purchase agreement, description	The cancellation agreement provides that the contractor would refund the payment to Yulong Renewable in five (5) equal installment amount on July 10, 2017, October 10, 2017, January 10, 2018, April 10, 2018 and July 10, 2018. The first and second installments of $5,899,183 (RMB 40 million) were received subsequently in July 2017 and October 2017, respectively, per the refund schedule.
Pingdingshan Hongrui New Construction Materials Co., Ltd., [Member]
Deposits and other receivables (Textual)
Security deposit				$ 97,719	$ 132,732
Yulong Concrete [Member]
Deposits and other receivables (Textual)
Security deposit			$ 73,740
Yulong Renewable [Member]
Deposits and other receivables (Textual)
Security deposit			$ 136,198
Purchase of equipment	$ 15,400,000	¥ 104.5